Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Jul. 01, 2015	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000009900
Account Value [Line Items]
Line Graph and Table Measure Name		James Balanced: Golden Rainbow Fund - Retail Class
Account Value		$ 10,000	$ 13,409	$ 11,805	$ 11,094	$ 12,188	$ 10,563	$ 10,690	$ 10,824	$ 10,625	$ 10,225	$ 10,290
C000075008
Account Value [Line Items]
Line Graph and Table Measure Name		James Balanced: Golden Rainbow Fund - Institutional Class
Account Value		$ 50,000	68,757	60,363	56,606	62,018	53,636	54,142	54,684	53,552	51,377	51,601
C000009903
Account Value [Line Items]
Line Graph and Table Measure Name		James Small Cap Fund
Account Value		$ 10,000	17,271	13,862	11,967	13,006	7,986	9,863	11,690	10,493	9,422	9,879
C000090023
Account Value [Line Items]
Line Graph and Table Measure Name		James Micro Cap Fund
Account Value		$ 10,000	20,275	16,842	14,562	16,661	10,783	13,062	13,785	12,350	10,748	10,795
C000157576
Account Value [Line Items]
Line Graph and Table Measure Name	James Aggressive Allocation Fund
Account Value	$ 10,000		14,361	11,856	10,308	12,007	9,596	10,499	10,869	10,124	9,502
James Golden Rainbow Blend
Account Value [Line Items]
Line Graph and Table Measure Name		James Golden Rainbow Blend
Account Value		$ 10,000	17,788	16,169	14,990	17,332	13,859	13,277	12,584	11,666	10,586	10,433
James Golden Rainbow Blend
Account Value [Line Items]
Line Graph and Table Measure Name		James Golden Rainbow Blend
Account Value		$ 50,000	88,939	80,844	74,948	86,662	69,295	66,384	62,918	58,331	52,931	52,165
VettaFi U.S. Equity Small-Cap 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		VettaFi U.S. Equity Small-Cap 2000 Index
Account Value		$ 10,000	19,008	17,740	15,930	21,476	12,894	13,990	14,593	12,293	9,883	10,564
VettaFi U.S. Equity Micro-Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name		VettaFi U.S. Equity Micro-Cap Index
Account Value		$ 10,000	13,740	14,369	13,783	21,364	11,869	12,478	14,376	11,855	9,174	10,597
James Aggressive Blend
Account Value [Line Items]
Line Graph and Table Measure Name	James Aggressive Blend
Account Value	$ 10,000		21,487	18,843	16,829	19,337	14,984	13,817	12,630	11,552	10,352
Bloomberg Intermediate Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate Government/Credit Index
Account Value		$ 10,000	11,657	11,188	11,199	12,078	12,055	11,254	10,525	10,586	10,608	10,168
VettaFi U.S. Equity 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		VettaFi U.S. Equity 3000 Index
Account Value		$ 10,000	31,397	26,087	21,942	25,637	17,365	16,280	14,918	12,980	10,955	10,747
VettaFi U.S. Equity Large/Mid-Cap 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		VettaFi U.S. Equity Large/Mid-Cap 1000 Index
Account Value		$ 10,000	32,362	26,119	21,890	25,337	17,715	16,459	14,941	13,033	11,042	10,760
VettaFi U.S. Equity Small-Cap 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		VettaFi U.S. Equity Small-Cap 2000 Index
Account Value		$ 10,000	19,008	17,740	15,930	21,476	12,894	13,990	14,593	12,293	9,883	10,564
Bloomberg Intermediate Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate Government/Credit Index
Account Value		$ 50,000	58,286	55,941	55,994	60,391	60,275	56,271	52,623	52,930	53,042	50,840
VettaFi U.S. Equity 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		VettaFi U.S. Equity 3000 Index
Account Value		$ 50,000	156,983	130,436	109,708	128,187	86,826	81,399	74,589	64,901	54,773	53,734
VettaFi U.S. Equity Large/Mid-Cap 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		VettaFi U.S. Equity Large/Mid-Cap 1000 Index
Account Value		$ 50,000	161,812	130,594	109,452	126,686	88,575	82,296	74,707	65,163	55,209	53,798
VettaFi U.S. Equity Small-Cap 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		VettaFi U.S. Equity Small-Cap 2000 Index
Account Value		$ 50,000	95,040	88,700	79,651	107,382	64,469	69,949	72,965	61,466	49,414	52,822
VettaFi U.S. Equity 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		VettaFi U.S. Equity 3000 Index
Account Value		$ 10,000	31,397	26,087	21,942	25,637	17,365	16,280	14,918	12,980	10,955	10,747
VettaFi U.S. Equity 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		VettaFi U.S. Equity 3000 Index
Account Value		$ 10,000	31,397	26,087	21,942	25,637	17,365	16,280	14,918	12,980	10,955	$ 10,747
Bloomberg U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Account Value	$ 10,000		11,467	11,161	11,240	12,608	12,658	11,505	10,601	10,668	10,712
VettaFi U.S. Equity 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	VettaFi U.S. Equity 3000 Index
Account Value	$ 10,000		$ 29,027	$ 24,119	$ 20,286	$ 23,703	$ 16,055	$ 15,051	$ 13,792	$ 12,001	$ 10,128